Critical Accounting Estimates and Assumptions	12 Months Ended
Dec. 31, 2018
Disclosure Of Changes In Accounting Estimates [Abstract]
Critical Accounting Estimates and Assumptions

3. Critical Accounting Estimates and Assumptions

The preparation of financial statements requires the Company to make estimates and assumptions concerning the future. Estimates and judgements are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. The resulting accounting estimates will, by definition, seldom equal the related actual results. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

Deferred tax assets

The Company recognizes a previously unrecognized deferred tax asset to the extent that it is probable that future taxable profit will allow the deferred tax asset to be recovered. The Company considered its performance, general economic environment, projected future taxable income, periods available to deduct tax loss carryforwards and tax credit carryforwards, etc. Deferred tax assets are dependent on future taxable income in specific tax jurisdictions during the periods in which temporary differences are deductible. The amount of deferred tax assets may be different if the Company does not generate estimated future taxable income during the carry forward periods as originally expected.